Variable Interest Entity (Tables)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entity of Assets and Liabilities

The VIE’s assets and liabilities were as follows as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
	(Unaudited)
Total current assets	$12,396,964	$17,854,356
Property, plant and equipment	3,702,853	3,516,313
Total assets	22,745,524	30,660,788
Intercompany payable to the WFOE	19,115,513	19,623,596
Total current liabilities	36,121,681	39,005,733
Total liabilities	36,121,681	39,005,733
Total equity	$(13,376,157)	$(8,344,945)